Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

Note 15: - Leases

Leases

The Company has lease agreements with respect to the following items:

1.	Office and storage spaces:

The Company has engaged in lease agreements for office and storage spaces for a total of ten years, such term includes a three-year extension through November 2026.

2.	Vehicles:

The Company leases vehicles for the use of certain of its employees. The lease term is mainly for three-year periods from several leasing entities.

3.	Office equipment (i.e. printing and photocopying machines):

The Company leases office equipment (i.e., printing and photocopying machines), each for a five year period.

Right-of-use assets composition and changes in lease liabilities

	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(1)
	U.S Dollars in thousands
As of January 1, 2022	$2,165	$913	$15	$3,093	$4,314
Additions to right-of-use assets	-	551	-	551	551
Termination lease	-	(52)	-	(52)	(59)
Depreciation expense	(433)	(583)	(8)	(1,024)
Exchange rate differences	-	-	-	-	(448)
Repayment of lease liabilities	-	-	-	-	(1,164)
As of December 31, 2022	$1,732	$829	$7	$2,568	$3,193

(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.94%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.

During 2022, the Company recognized $148 thousand as interest expenses on lease liabilities.

During 2022, the total cash outflow for leases was $1,164 thousand.

	Right-of-use-assets
	Rented Offices	Vehicles	Computers, Software, Equipment and Office Furniture	Total	Lease Liabilities(1)
	U.S Dollars in thousands
As of January 1, 2021	$2,599	$821	$20	$3,440	$4,665
Additions to right -of -use assets		845		845	845
Lease termination		(125)		(125)	(125)
Depreciation expense	(433)	(628)	(5)	(1,068)
Exchange rate differences					150
Repayment of lease liabilities					(1,221)
As of December 31, 2021	$2,165	$913	$15	$3,093	$4,314

(1)	The weighted average incremental borrowing rate used to discount future lease payments in the calculation of the lease liability was in the range of 1.75%-4.6% evaluated based on credit risk, terms of the leases and other economic variables.

During 2021, the Company recognized $253 thousand as interest expenses on lease liabilities.

During 2021, the total cash outflow for leases was $1,221 thousand.

Maturity analysis of the Company’s lease liabilities (including interest):

As of December 31, 2022:

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,119	$907	$732	$683	$-	$3,441

As of December 31, 2021:

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total
Lease liabilities (including interest)	$1,307	$1,100	$849	$1,485	$31	$4,772

Lease extension

The Company has leases that include extension options. These options provide flexibility in managing the leased assets and align with the Company’s business needs.

The Company exercises significant judgement in deciding whether it is reasonably certain that the extension options will be exercised.

Office and storage spaces leases have extension options for additional three years. The Company has reasonable certainty that the extension option will be exercised in order to avoid a significant adverse impact to its operating activities.